Income Taxes (Effective Tax Rates Differ From Federal Statutory Rate) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Federal statutory income tax rate	21.00%	21.00%
Federal statutory rate times financial statement income	$ 2,529	$ 1,119
Stock compensation	(18)	(13)
Bank owned life insurance income	(30)	(29)
Low income housing tax credits	(59)	(30)
Other	18	10
Total	$ 2,440	$ 1,057
Effective tax rate	20.00%	20.00%